Organization and liquidity	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Mar. 31, 2020
Organization and liquidity

Note 1. Organization and liquidity

QDM International Inc. (“we,” the “Company” or similar terminology) was incorporated in   Florida in March 2020 and is the successor to 24/7 Kid Doc, Inc. (“24/7 Kid Doc”) which was incorporated under the laws of the State of Florida on November 24, 1998 under the name Jarrett Favre Driving Adventure Inc. 24/7 Kid Doc operated a racing school which provided entertainment based oval driving classes, rides and events. On November 21, 2002, 24/7 Kid Doc changed its name to Dale Jarrett Racing Adventure, Inc. On November 18, 2015, 24/7 Kid Doc sold the assets and liabilities of the racing school to Tim Shannon and changed its name to 24/7 Kid Doc, Inc. to more accurately reflect its proposed operations. Before the change of control discussed below, 24/7 Kid Doc was a telemedicine company that provided Connect-a-Doc telemedicine kits to schools and its services aimed to provide an effective and affordable alternative to schools that desire to provide a higher level of healthcare to their students but are unable to keep a full-time school nurse available.

On March 3, 2020, a stock purchase agreement (the “Agreement”) was entered into by and between Huihe Zheng and Tim Shannon, our then controlling stockholder as well as Chief Executive Officer, Chief Financial Officer, President and director. Pursuant to the Agreement, Mr. Shannon sold to Mr. Zheng (i) 710,000 (71,000,000 shares before the Reverse Stock Split as defined below) shares of common stock of 24/7 Kid Doc, representing 42.6% of the total issued and outstanding shares of common stock of 24/7 Kid Doc as of March 9, 2020 and (ii) 13,500 (1,350,000 shares before the Reverse Stock Split as defined below) Series B Preferred Shares, each entitling the holder to 100 votes on all corporate matters submitted for stockholder approval, in consideration of $500,000 in cash from Mr. Zheng’s personal funds. The shares of common stock and Series B Preferred Shares acquired by Mr. Zheng, in the aggregate, represented 68.3% of the outstanding voting securities of 24/7 Kid Doc as of March 9, 2020, and the acquisition of such shares resulted in a change in control of 24/7 Kid Doc.

On March 11, 2020, the Company was incorporated in Florida as a wholly owned subsidiary of 24/7 Kid Doc and QDM Merger Sub, Inc. (“Merger Sub”), a Florida corporation and a wholly owned subsidiary of the Company, for the purposes of effectuating a name change by implementing a reorganization of the corporate structure of 24/7 Kid Doc through a merger (the “Merger”). On March 13, 2020, an Agreement and Plan of Merger (the “Merger Agreement”) was entered into by and among 24/7 Kid Doc, the Company, and Merger Sub. On April 8, 2020, the Articles of Merger were filed with the State of Florida to effect the Merger as stipulated by the Merger Agreement.

Pursuant to the Merger Agreement, Merger Sub merged with and into 24/7 Kid Doc, with 24/7 Kid Doc being the surviving entity. As a result, the separate corporate existence of Merger Sub ceased and 24/7 Kid Doc became a direct, wholly-owned subsidiary of the Company. Pursuant to the Merger Agreement and as a result of the Merger, all issued and outstanding shares of common stock and Series B Preferred Shares of 24/7 Kid Doc were converted into shares of the Company’s common stock and Series B Preferred Shares, respectively, on a one-for-one basis, with the Company securities having the same designations, rights, powers and preferences and the qualifications, limitations and restrictions as the corresponding share of the securities of 24/7 Kid Doc being converted. As a result, upon consummation of the Merger, all of the stockholders of 24/7 Kid Doc immediately prior to the Merger became stockholders of the Company.

Going Concern

Our accompanying financial statements contemplate the realization of assets and liquidation of liabilities in the normal course of business. We have suffered recurring losses from operations and have stockholder and working capital deficits at September 30, 2020. We recognize we will need to raise additional funds either through debt or equity financing to sustain our operations. We plan to continue to closely monitor our general and administrative expenses in 2020 and make adjustments when possible. Absent our ability to be successful in such endeavors, we may seek to raise capital from existing shareholders. While we believe we will obtain adequate cash to meet our commitments in 2020, there can be no assurance that our beliefs will come to fruition in which case we would most likely have continuing as a going concern. The accompanying financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should we be unable to continue as a going concern.

QDM Holdings Limited [Member]
Organization and liquidity

1. Organization and principal activities

QDM Holdings Limited (the “Company” or “QDM Holdings” was incorporated in the British Virgin Island on August 23, 2019. The Company, through its operating subsidiary YeeTah Insurance Consultant Limited (“YeeTah”) located in Hong Kong, China, is a licensed insurance brokerage company that sells a wide range of insurance products, consisting of two major categories: (1) life and medical insurance, such as individual life insurance; and (2) general insurance, such as automobile insurance, commercial property insurance, liability insurance, homeowner insurance. In addition, as a Mandatory Provident Fund (“MPF”) Intermediary, YeeTah also assists its customers with their investment through the MPF and the Occupational Retirement Schemes Ordinance schemes (“ORSO”) in Hong Kong, both of which are retirement protection schemes set up for employees.

Going concern

The condensed unaudited consolidated financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. The Company has incurred a loss since inception (April 24, 2015) resulting in an accumulated deficit as of September 30, 2020. Accordingly, there is substantial doubt about the Company’s ability to continue as a going concern.

The ability to continue as a going concern is dependent upon the Company generating profits in the future and/or to obtain necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management intends to finance operating costs over the next twelve months primarily through financings from the Company’s major shareholder.

These condensed unaudited consolidated financial statements do not reflect adjustments that would be necessary if the Company were unable to continue as a “going concern.” While management believes that the actions already taken or planned, including adjusting its operating expenditures and obtaining financial supports from its principal shareholder, will mitigate the adverse conditions and events which raise doubt about the validity of the “going concern” assumption used in preparing these financial statements, there can be no assurance that these actions will be successful. If the Company were unable to continue as a “going concern,” then substantial adjustments would be necessary to the reported amounts of its liabilities, the reported expenses and the consolidated balance sheet classifications used.

1. Organization and principal activities

QDM Holdings Limited (“QDM BVI”) was incorporated in the British Virgin Island on August 23, 2019 and conducts its business through its operating subsidiary in Hong Kong, YeeTah Insurance Consultant Limited (“YeeTah”), YeeTah is a licensed insurance brokerage company that sells a wide range of insurance products, consisting of two major categories: (1) life and medical insurance, such as individual life insurance; and (2) general insurance, such as automobile insurance, commercial property insurance, liability insurance, homeowner insurance. In addition, as a Mandatory Provident Fund (“MPF”) Intermediary, YeeTah also assists its customers with their investment through the MPF and the Occupational Retirement Schemes Ordinance schemes (“ORSO”) in Hong Kong, both of which are retirement protection schemes set up for employees. QDM BVI, QDM Group Limited, a wholly owned subsidiary of QDM BVI, and YeeTah are collectively refer to as the “Group.”

Going concern

The consolidated financial statements have been prepared on a going concern basis which assumes the Group will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. The Group has incurred a loss since inception (April 24, 2015) resulting in an accumulated deficit of $332,071 as of March 31, 2020. Accordingly, there is substantial doubt about the Group’s ability to continue as a going concern.

The ability to continue as a going concern is dependent upon the Group generating profits in the future and/or to obtain necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management intends to finance operating costs over the next twelve months primarily through financings from the Group’s major shareholder.

These consolidated financial statements do not reflect adjustments that would be necessary if the Group were unable to continue as a “going concern.” While management believes that the actions already taken or planned, including adjusting its operating expenditures and obtaining financial supports from its principal shareholder, will mitigate the adverse conditions and events which raise doubt about the validity of the “going concern” assumption used in preparing these financial statements, there can be no assurance that these actions will be successful. If the Group were unable to continue as a “going concern,” then substantial adjustments would be necessary to the reported amounts of its liabilities, the reported expenses and the consolidated balance sheet classifications used.